Taxes	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
TAXES

13. TAXES

Income tax

BVI

Charming Medical and BeautyLab Group are incorporated in the BVI and are not subject to tax on income or capital gains under the current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

My Beauty, Pilate, Dream International and Choliya are incorporated in Hong Kong and are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately US$255,562, and 16.5% on any part of assessable profits over HK$2,000,000 (approximately US$255,562). Under Hong Kong tax law, the above-mentioned Hong Kong company is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

For the years ended March 31, 2026, 2025 and 2024, the Company generated substantially all of its taxable income in Hong Kong. The tax expenses recorded in the Company’s result of operations are almost entirely attributable to income earned in Hong Kong. Should the Company’s operations expand or change in the future, where the Company generates taxable income in other jurisdictions, the Company’s effective tax rates may substantially change.

Taxation in the statements of income represents:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Hong Kong profits tax provision for the year:
Current	88,131	101,209	119,274
Deferred	67,983	134,873	62,477
Total income tax expenses	156,114	236,082	181,751

A reconciliation of the provision for income taxes determined at the Hong Kong statutory income tax rate to the Company’s effective income tax rate is as follows:

	Years ended March 31,
	2026	2025	2024
	%	%	%
Statutory tax rate of British Virgin Islands	0.0	0.0	0.0
Hong Kong tax rate	16.5	16.5	16.5
Permanent difference	117.2	1.3	3.3
Tax concession (Note 1)	(16.7)	(1.4)	(1.7)
Effective tax rate	117.0	16.4	18.1

Note 1:	The tax concession by the election by the Company for profits tax rate at 8.25% on the first HK$2,000,000 under the two-tiered profits tax regime as above mentioned.

Deferred tax

The following table sets forth the significant components of the deferred tax assets of the Company:

	As of March 31,
	2026	2025
	US$	US$
Deferred tax assets:
Difference in depreciation basis for property and equipment
Opening balances	26,179	44,178
Addition	2,416	10,388
Utilized during the year	(23,021)	(28,619)
Exchange realignment	(107)	232
Ending balances	5,467	26,179

Net operating losses
Opening balances	51,114	166,966
Utilized during the year	(47,378)	(116,642)
Exchange realignment	(172)	790
Ending balances	3,564	51,114
Total ending balances	9,031	77,293
Less: valuation allowance	—	—
Total deferred tax assets, net	9,031	77,293

The Company did not recognize any valuation allowance against its deferred tax asset as management believes the Company will be able to fully utilize the assets in the foreseeable future. For Hong Kong company who has net operating losses incurred in an accounting year, the losses can be carried forward indefinitely to offset future profits generated from the business.